Note 3 - Earnings Per Share (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	14,500	14,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 8.78	$ 8.78	$ 8.78
Treasury Stock, Shares, Ending Balance	871,162	772,330
Treasury Stock, Shares, Acquired	98,832
Employee Stock Option and Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	61,040	42,350